UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Frank Value Fund
	Schedule of Investments
	March 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 95.44%

Air Transportation, Scheduled - 1.30%
1,339	Pinnacle Airlines Corp. *	$ 11,689

Cable & Other Pay Television Services - 3.30%
714	Liberty Global, Inc. - Class A *	24,333
168	Liberty Global, Inc. - Series C *	5,457
		29,790
Communications Equipment - 2.92%
2,088	Lojack Corp. *	26,392

Concrete, Gypsum & Plaster Products - 4.18%
1,024	USG Corp. *	37,704

Crude Petroleum & Natural Gas - 3.81%
2,851	Harvest Natural Resources, Inc. *	34,383

Electric Services - 2.66%
660	Mirant Corp. *	24,017

Electronic Computers - 3.70%
1,678	Dell, Inc. *	33,426

Federal & Federally-Sponsored Credit Agencies - 3.17%
1,128	Federal Home Loan Mortgage Corp.	28,561

Finance Services - 8.33%
1,055	American Express Co.	46,125
1,650	Broadridge Financial Solutions, Inc.	29,040
		75,165
Household Furniture - 1.70%
1,394	Tempur-Pedic International, Inc.	15,334

Miscellaneous Furniture & Fixtures - 2.17%
1,694	Knoll, Inc.	19,549

Motorcycles, Bicycles & Parts - 2.41%
581	Harley Davidson, Inc.	21,788

Personal Credit Institutions - 1.35%
1,634	First Marblehead Corp. *	12,190

Pharmaceutical Preparations - 6.28%
973	NBTY, Inc. *	29,141
3,370	Prestige Brands Holdings, Inc. *	27,567
		56,708
Retail-Drug Store and Proprietary Stores - 2.57%
2,088	Petmed Express, Inc. *	23,156

Retail-Eating Places - 2.13%
1,374	Nathans Famous, Inc. *	19,236

Retail-Home Furniture, Furnishings & Equipment Stores - 3.19%
977	Bed Bath & Beyond, Inc. *	28,821

Retail-Miscellaneous Shopping Goods Stores - 2.95%
1,205	Staples, Inc.	26,642

Retail-Radio, TV & Consumer Electronics Stores - 2.43%
528	Best Buy Co., Inc.	21,891

Retail-Variety Stores - 3.93%
674	Wal-Mart Stores, Inc.	35,506

Services-Advertising Agencies - 2.81%
1,470	Valueclick, Inc. *	25,357

Services-Business Services - 6.92%
3,000	FTD Group, Inc.	40,260
1,044	Western Union Co.	22,206
		62,466
Services-Computer Processing & Data Preparation - 3.49%
3,131	Hireright, Inc. *	31,467

Services-Computer Programming - 2.51%
1,085	Computer Programs & Systems, Inc.	22,677

Services - Consumer Credit Reporting - 2.81%
728	Moody's, Inc.	25,356

Services-Help Supply Services - 2.86%
1,918	Trueblue, Inc. *	25,778

Services- Mailing, Reproduction - 2.50%
1,522	American Reprographics Co. *	22,586

Telegraph & Other Message Communications - 2.81%
1,134	J2 Global Communications, Inc. *	25,311

Water Transportation - 4.24%
7,119	Rand Logistics, Inc. *	38,300

TOTAL FOR COMMON STOCKS (Cost $974,894) - 95.44%		$ 861,246

WARRANTS - 0.30%
8,069	Rand Logistics, Inc. *	$ 2,663

TOTAL FOR WARRANTS (Cost $15,833) - 0.30%		$ 2,663

SHORT TERM INVESTMENTS - 4.25%
38,367	First American Treasury Obligations Fund Class Y 1.74% ** (Cost $38,367)	38,367

TOTAL INVESTMENTS (Cost $1,029,094) - 99.99%		$ 902,276

OTHER ASSETS LESS LIABILITIES - 0.01%		57

NET ASSETS - 100.00%		$ 902,333

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS
At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,029,094 amounted to $126,818, which consisted of aggregate gross unrealized appreciation of
$47,972 and aggregate gross unrealized depreciation of $174,790.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

 Alfred C. Frank

 President

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

Alfred C. Frank

President

Date May 22, 2008

By /s/Brian J. Frank

Brian J. Frank

Treasurer

Date May 22, 2008